Retirement Benefit and Other Post-retirement Obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	33.00%	35.00%
Insurance [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	33.00%	35.00%
Equities [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	16.00%	12.00%
Equities [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	15.00%	11.00%
Equities [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	1.00%
Property [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	5.00%
Property [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	5.00%
Pooled asset investment funds (including LDI)
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	22.00%	30.00%
Pooled asset investment funds (including LDI) | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	22.00%	30.00%
Other [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	14.00%	9.00%
Other [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	14.00%	9.00%
Fixed Interest Securities [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	9.00%	9.00%
Fixed Interest Securities [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7.00%	7.00%
Fixed Interest Securities [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	2.00%